Treasury risk management - Summary of Currency Derivatives Outstanding (Details) - Cash flow hedges - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	991	1,134
EUR
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	958	922
GBP
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	408	449
USD
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	764	699
SEK
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	103	98
CAD
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	86	105
PLN
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	64	54
Others
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	136	205